Segment information and revenue (Additions to Property, Plant and Equipment, Construction in Progress, Right-of-Use Assets and Other Non-current Assets) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	¥ 4,114,458	¥ 2,293,889	¥ 1,701,302
Petroleum products [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	708,342	779,392	1,024,626
Intermediate petrochemicals [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	1,306,813	278,788	204,021
Resins and plastics [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	44,495	139,212	74,633
Synthetic fibers [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	1,748,868	496,125	294,515
Trading of petrochemical products [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	71,917	378,292	89
Others [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	¥ 234,023	¥ 222,080	¥ 103,418